Preferred Stock (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Aug. 11, 2011	Jun. 30, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Number of shares of fixed rate cumulative perpetual preferred stock series D		21,000	21,000
Aggregate purchase price of fixed rate cumulative perpetual preferred stock	$ 21,000	$ 21,000
Percentage of lending incentive fee payable		0.50%
Minimum percentage tier one capital to be maintain		90.00%
Increased percentage of lending incentive fee		1.00%
Noncumulative Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Number of shares of fixed rate cumulative perpetual preferred stock series D	21,000
Annualized Dividend Rate		9.00%
Noncumulative Series E Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Annualized Dividend Rate		1.00%
Noncumulative Series E Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Annualized Dividend Rate		5.00%
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Redemption price of series E preferred stock		100.00%